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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008

Check here if Amendment [  ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  One Bryant Park
                  New York, NY 10036

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


 /s/ Hal Goldstein           New York, New York        November 14, 2008
----------------------    ------------------------   ----------------------
    [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         0
                                                                        ----
Form 13F Information Table Entry Total:                                   31
                                                                        ----
Form 13F Information Table Value Total:                           $1,752,011
                                                                  ----------
                                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                      MHR Fund Management LLC
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2008

                                                                                             Investment Discretion  Voting Authority

                                                          Fair Market     Shares/
                                   Title of      Cusip       Value         PRN      SH/ Put/         Shared  Shared
Issuer                              Class        Number    (X 1000S)      Amount    PRN Call  Sole   Defined Other  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Alsius Corp.                        Common      021211107     $192         226,363  SH        226,363             226,363
-----------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers
Inc.                                Common      02520T103     $56          560,000  SH        560,000             560,000
-----------------------------------------------------------------------------------------------------------------------------------
American Community Newspapers
Inc. WTS  $5 6/29/09                WTS         02520T111     $11        1,120,000  SH      1,120,000           1,120,000
-----------------------------------------------------------------------------------------------------------------------------------
China Cablecom Holdings, Ltd.
WTS $5 4/10/10                      WTS         G21176113     $75          250,000  SH        250,000             250,000
-----------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.          Common      268158102     $1,420     1,000,000  SH      1,000,000           1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.        Common      291345106     $9,331     4,665,362  SH      4,665,362           4,665,362
-----------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc.            Common      414549105     $3,157     1,825,000  SH      1,825,000           1,825,000
-----------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.           Common New  452439201     $879       1,033,800  SH      1,033,800           1,033,800
-----------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.          Common New  45031X204     $958         610,224  SH        610,224             610,224
-----------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.       Common      471894105     $3,149     1,211,111  SH      1,211,111           1,211,111
-----------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.           Common      492914106     $226,948  19,564,500  SH     19,564,500          19,564,500
-----------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions              Common      50212A106     $88,463    5,789,456  SH      5,789,456           5,789,456
-----------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.    Common New  521863308     $591,993  15,537,869  SH     15,537,869          15,537,869
-----------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp       Common New  535919203     $160,028  17,585,449  SH     17,585,449          17,585,449
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                Common      543881106     $106,089   7,182,737  SH      7,182,737           7,182,737
-----------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                 Common      552541104     $33,096      827,400  SH        827,400             827,400
-----------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.         Common      58461X107     $4,469     1,986,133  SH      1,986,133           1,986,133
-----------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.       Common      591708102     $198,782  14,208,833  SH     14,208,833          14,208,833
-----------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.             Common      640522108     $1,096     3,424,325  SH      3,424,325           3,424,325
-----------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                 Common      66986X106     $171         952,380  SH        952,380             952,380
-----------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises, Inc.  Class A     Y6476R105     $17,452    1,358,100  SH      1,358,100           1,358,100
-----------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.         Common      709754105     $815         395,575  SH        395,575             395,575
-----------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp.           Common      73104R102     $6,510       700,000  SH        700,000             700,000
-----------------------------------------------------------------------------------------------------------------------------------






                                                                                             Investment Discretion  Voting Authority

                                                          Fair Market     Shares/
                                   Title of      Cusip       Value         PRN      SH/ Put/         Shared  Shared
Issuer                              Class        Number    (X 1000S)      Amount    PRN Call  Sole   Defined Other  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
Polaris Acquisition Corp WTS $7
1/10/2012                           WTS         73104R110     $87          218,000  SH        218,000             218,000
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.           Common      74153Q102     $278,127   9,393,000  SH      9,393,000           9,393,000
-----------------------------------------------------------------------------------------------------------------------------------
QLT Inc.                            Common      746927102     $326         100,000  SH        100,000             100,000
-----------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                 Common      752182105     $2,299       455,200  SH        455,200             455,200
-----------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc. WTS $5
10/26/08                            WTS         752182113     $114         669,252  SH        669,252             669,252
-----------------------------------------------------------------------------------------------------------------------------------
                                    Sponsored
TIM Participacoes SA - ADR          ADR Pfd     88706P106     $1,056        50,600  SH         50,600              50,600
-----------------------------------------------------------------------------------------------------------------------------------
                                    Ultra S&P
ProShares TR                        500         74347R107     $12,310      250,000  SH        250,000             250,000
-----------------------------------------------------------------------------------------------------------------------------------
                                    Sponsored
XTL Biopharmaceuticals Ltd.         ADR         98386D109     $2,552       720,900  SH        720,900             720,900
-----------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                            $1,752,011
